BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
BASIS OF PREPARATION

2. BASIS OF PREPARATION

Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards and International Accounting Standards as issued by the International Accounting Standards Board (IASB) and Interpretations (collectively “IFRS Accounting Standards”).

New Standards and Interpretations adopted

Amendment to IFRS 16 – Leases on sale and leaseback. This amendment specifies how an entity accounts for a sale and leaseback after the date of the transaction. The Company adopted this standard on January 1, 2024 and it did not have a significant impact to the Company.

Amendment to IAS 1 – Non-current liabilities with covenants and Classification of Liabilities as Current or Non-current. These amendments specify requirements regarding classification of current and noncurrent liabilities and how an entity must comply within twelve months after the reporting period affecting the classification of a liability. The Company adopted these standards on January 1, 2024 and they did not have a significant impact to the Company.

Amendment to IAS 7 and IFRS 7 – Supplier finance. This amendment requires disclosures of supplier finance arrangements and their impact to a company’s liquidity risk. The Company adopted this standard on January 1, 2024 and it did not have a significant impact to the Company.

New Standards and Interpretations not yet adopted

The following future IFRS standards have not yet been adopted by the Company:

Amendments to IAS 21 – Lack of Exchangeability. These amendments specify accounting for transactions in foreign currency that are not exchangeable into another currency at their measurement date. These amendments are effective for annual periods beginning on or after January 1, 2025 and are not expected to have a significant impact on the Company.

Contracts Referencing Nature-dependent Electricity (Amendments to IFRS 9 and IFRS 7). These amendments specify accounting and disclosure requirements for certain contracts. These amendments are effective for annual periods beginning on or after January 1, 2026 and are not expected to have a significant impact on the Company.

IFRS 18 – Presentation and Disclosure in Financial Statements. This statement specifies requirements for the presentation and disclosure of information in financial statements. The statement is effective for annual periods beginning on or after January 1, 2027 and the Company is currently assessing the impact of this statement.

Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for certain items which are measured at fair value.

The methods used to measure fair values are discussed in Note 5.

Operating segments

The Company sells crude oil, natural gas and natural gas liquids that are extracted from its Tishomingo field in Oklahoma under its wholly-owned subsidiary, Kolibri Energy US Inc. The Company has chosen its reportable segment by geographical area with the United States being its only reportable segment.

Functional and presentation currency

These consolidated financial statements are presented in US dollars, which is the Company’s functional and reporting currency.

Reclassifications

In preparing the financial statements for the year ended December 31, 2024, the Company identified certain reclassifications necessary to conform prior-year amounts to the current year’s presentation. These reclassifications had no impact on previously reported net income, total assets, total liabilities, equity, or cash flows.